Securities Sold Under Agreements to Repurchase (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities Sold Under Agreements to Repurchase [Abstract]
Maximum month-end amount outstanding	$ 7,621,281	$ 6,232,343	$ 7,406,820
Average amount outstanding	5,705,269	4,720,430	6,255,811
Average rate paid during the year (in hundredths)	0.23%	0.47%	0.50%
Investment securities underlying the repurchase agreements, Carrying value	12,403,941	13,596,710	16,260,171
Investment securities underlying the repurchase agreements, Estimated fair value	$ 12,466,438	$ 13,720,545	$ 16,472,393